Short-term loan	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
10	Short-term loan

	As of December 31,
	2021	2022
	RMB	RMB	US$
Short-term bank borrowings	150,000	5,000	725

In April 2021, the Company borrowed a secured RMB denominated loan of RMB150,000 with a fixed interest rate of 4.35% for a one-year
term from the Shanghai Pudong Development Bank. The short-term loan of RMB150,000 was fully repaid in April 2022.
In October 2022, the Company borrowed a RMB denominated loan of RMB5,000 (US$725) with a fixed interest rate of 4.9% for a one-year
term from the Shenzhen Zhongxiaodan Micro Credit Co., Ltd.